SUBSEQUENT EVENT:	6 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENT:

NOTE 9 – SUBSEQUENT EVENT:

i. On July 27, 2021, the Company announced that the FDA approved the Company’s first proprietary drug product, Twyneo® . The Company expects to receive a regulatory milestone payment in conjunction with this approval under the exclusive license executed in June 2021 related to the commercialization of Twyneo® and retains the option to regain U.S. commercialization rights five years following first commercialization in the U.S. FDA approval of Twyneo®.

ii. In July 2021, the Company received the upfront payment related to a new agreement with a third party for the commercialization of a product candidate, see Note 6.